CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Fair value reserve (recycling) [member]	Fair value reserve (non-recycling) [member]	Share capital [Member]	Share premium [member]	Other reserves [member]	Retained earnings/(accumulated losses) [member]	Total attributable to equity shareholders of the Company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2019	¥ 77,329	¥ 2	¥ 409	¥ 12,267	¥ 25,652	¥ 2,844	¥ 22,932	¥ 64,106	¥ 13,223
Changes in equity
Loss for the year	(11,827)						(10,847)	(10,847)	(980)
Other comprehensive income	(218)	(37)	(135)			8		(164)	(54)
Total comprehensive income for the year	(12,045)	(37)	(135)			8	(10,847)	(11,011)	(1,034)
Distributions to non-controlling interests	(57)								(57)
Issuance of shares	15,951			3,062	12,889			15,951
Acquisition of non-controlling interests in a subsidiary	(260)					(155)		(155)	(105)
Capital injection from non-controlling interests	4,221					700		700	3,521
Decrease in non-controlling interests as a result of disposal of subsidiaries	(1)								(1)
Changes in other reserves	(7)					(7)		(7)
Ending balance at Dec. 31, 2020	85,131	(35)	274	15,329	38,541	3,390	12,085	69,584	15,547
Changes in equity
Loss for the year	(11,016)						(12,106)	(12,106)	1,090
Other comprehensive income	(143)	35	(118)					(83)	(60)
Total comprehensive income for the year	(11,159)	¥ 35	(118)				(12,106)	(12,189)	1,030
Distributions to non-controlling interests	(659)								(659)
Conversion of convertible bonds to ordinary shares	10,456			1,619	8,837			10,456
Capital injection from non-controlling interests	810								810
Decrease in non-controlling interests as a result of disposal of subsidiaries	(71)								(71)
Ending balance at Dec. 31, 2021	84,508		156	16,948	47,378	3,390	(21)	67,851	16,657
Changes in equity
Loss for the year	(33,716)						(32,699)	(32,699)	(1,017)
Other comprehensive income	108		61			1		62	46
Total comprehensive income for the year	(33,608)		61			1	(32,699)	(32,637)	(971)
Distributions to non-controlling interests	(912)								(912)
Issuance of shares	6,046			1,173	4,873			6,046
Capital injection from non-controlling interests	27					15		15	12
Decrease in non-controlling interests as a result of disposal of subsidiaries	(702)								(702)
Disposal of an equity instrument investment			40				(40)
Ending balance at Dec. 31, 2022	¥ 55,359		¥ 257	¥ 18,121	¥ 52,251	¥ 3,406	¥ (32,760)	¥ 41,275	¥ 14,084